Credit risk exposure and allowances - Disclosure of Impairment Losses (Details) - Accumulated impairment [member] - Financial assets at amortized cost and fair value through other comprehensive income, category [member] - ARS ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Opening balance (under IFRS 9) [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	$ 344,864,213	$ 465,688,809
Loss allowances on loan commitments and financial guarantees	67,672,361	55,939,028
Transfers from Stage 1 to Stage 2 [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	2,071,962	(2,905,021)
Loss allowances on loan commitments and financial guarantees	(995,211)	284,627
Transfers from Stage 2 to Stage 1 [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	3,026,254	(635,678)
Loss allowances on loan commitments and financial guarantees	1,046,321	1,580,461
Transfers from Stage 1 or 2 to Stage 3 [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	3,348,063	210,060
Loss allowances on loan commitments and financial guarantees	(34,840)	(77,354)
Transfers from Stage 3 to Stage 1 or 2 [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	(302,246)	(964,935)
Loss allowances on loan commitments and financial guarantees	17,886	12,649
Changes without transfers between Stages [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	87,997,764	(34,774,436)
Loss allowances on loan commitments and financial guarantees	3,786,021	18,085,866
New financial assets originated [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	1,598,570,789	1,102,356,846
New Loan Commitments And Financial Guarantees Originated [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on loan commitments and financial guarantees	37,201,321	39,312,610
Expirations and repayments [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	(1,361,495,833)	(1,076,192,681)
Loss allowances on loan commitments and financial guarantees	(27,529,412)	(25,209,645)
Write-offs [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	(8,089,998)	(5,115,340)
Loss allowances on loan commitments and financial guarantees	(61)	(80)
Gain Of Control Over Subsidiaries [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income		26,292,615
Foreign exchange [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	15,949,020	68,204,160
Loss allowances on loan commitments and financial guarantees	1,097,450	2,082,819
Inflation adjustment [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	(127,614,704)	(193,987,919)
Loss allowances on loan commitments and financial guarantees	(19,734,661)	(24,338,620)
Closing balance [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	558,325,284	344,864,213
Loss allowances on loan commitments and financial guarantees	62,527,175	67,672,361
Other Adjustments [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income		(3,312,267)
Not credit-impaired [member] | Credit risk exposure (collectively assessed) [member] | Stage 1 [Member] | Opening balance (under IFRS 9) [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	285,039,178	446,438,916
Loss allowances on loan commitments and financial guarantees	61,008,073	53,380,614
Not credit-impaired [member] | Credit risk exposure (collectively assessed) [member] | Stage 1 [Member] | Transfers from Stage 1 to Stage 2 [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	(96,538,747)	(151,356,778)
Loss allowances on loan commitments and financial guarantees	(14,213,063)	(10,335,734)
Not credit-impaired [member] | Credit risk exposure (collectively assessed) [member] | Stage 1 [Member] | Transfers from Stage 2 to Stage 1 [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	68,909,373	66,247,687
Loss allowances on loan commitments and financial guarantees	9,897,551	6,638,883
Not credit-impaired [member] | Credit risk exposure (collectively assessed) [member] | Stage 1 [Member] | Transfers from Stage 1 or 2 to Stage 3 [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	(12,251,971)	(1,371,651)
Loss allowances on loan commitments and financial guarantees	(35,683)	(278,456)
Not credit-impaired [member] | Credit risk exposure (collectively assessed) [member] | Stage 1 [Member] | Transfers from Stage 3 to Stage 1 or 2 [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	908,863	470,593
Loss allowances on loan commitments and financial guarantees	61,570	209,277
Not credit-impaired [member] | Credit risk exposure (collectively assessed) [member] | Stage 1 [Member] | Changes without transfers between Stages [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	95,796,815	(39,183,816)
Loss allowances on loan commitments and financial guarantees	4,711,634	18,406,080
Not credit-impaired [member] | Credit risk exposure (collectively assessed) [member] | Stage 1 [Member] | New financial assets originated [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	1,543,750,422	1,042,227,825
Not credit-impaired [member] | Credit risk exposure (collectively assessed) [member] | Stage 1 [Member] | New Loan Commitments And Financial Guarantees Originated [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on loan commitments and financial guarantees	33,940,652	36,045,328
Not credit-impaired [member] | Credit risk exposure (collectively assessed) [member] | Stage 1 [Member] | Expirations and repayments [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	(1,312,238,958)	(987,079,841)
Loss allowances on loan commitments and financial guarantees	(20,744,486)	(22,145,669)
Not credit-impaired [member] | Credit risk exposure (collectively assessed) [member] | Stage 1 [Member] | Gain Of Control Over Subsidiaries [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income		25,789,262
Not credit-impaired [member] | Credit risk exposure (collectively assessed) [member] | Stage 1 [Member] | Foreign exchange [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	8,930,081	58,562,068
Loss allowances on loan commitments and financial guarantees	851,390	1,833,472
Not credit-impaired [member] | Credit risk exposure (collectively assessed) [member] | Stage 1 [Member] | Inflation adjustment [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	(106,057,773)	(172,605,937)
Loss allowances on loan commitments and financial guarantees	(17,855,245)	(22,745,722)
Not credit-impaired [member] | Credit risk exposure (collectively assessed) [member] | Stage 1 [Member] | Closing balance [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	476,247,283	285,039,178
Loss allowances on loan commitments and financial guarantees	57,622,393	61,008,073
Not credit-impaired [member] | Credit risk exposure (collectively assessed) [member] | Stage 1 [Member] | Other Adjustments [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income		(3,099,150)
Not credit-impaired [member] | Credit risk exposure (collectively assessed) [member] | Stage 2 [Member] | Opening balance (under IFRS 9) [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	46,865,496	9,202,674
Loss allowances on loan commitments and financial guarantees	6,429,186	2,506,872
Not credit-impaired [member] | Credit risk exposure (collectively assessed) [member] | Stage 2 [Member] | Transfers from Stage 1 to Stage 2 [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	98,480,465	147,677,742
Loss allowances on loan commitments and financial guarantees	13,217,852	10,620,271
Not credit-impaired [member] | Credit risk exposure (collectively assessed) [member] | Stage 2 [Member] | Transfers from Stage 2 to Stage 1 [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	(65,842,848)	(66,718,975)
Loss allowances on loan commitments and financial guarantees	(8,851,105)	(5,058,323)
Not credit-impaired [member] | Credit risk exposure (collectively assessed) [member] | Stage 2 [Member] | Transfers from Stage 1 or 2 to Stage 3 [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	(6,025,456)	(9,378,970)
Loss allowances on loan commitments and financial guarantees	(46,932)	(62,905)
Not credit-impaired [member] | Credit risk exposure (collectively assessed) [member] | Stage 2 [Member] | Transfers from Stage 3 to Stage 1 or 2 [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	789,372	491,787
Loss allowances on loan commitments and financial guarantees	17,036	12,087
Not credit-impaired [member] | Credit risk exposure (collectively assessed) [member] | Stage 2 [Member] | Changes without transfers between Stages [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	13,919,010	4,122,339
Loss allowances on loan commitments and financial guarantees	(799,987)	(453,067)
Not credit-impaired [member] | Credit risk exposure (collectively assessed) [member] | Stage 2 [Member] | New financial assets originated [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	21,179,874	54,656,727
Not credit-impaired [member] | Credit risk exposure (collectively assessed) [member] | Stage 2 [Member] | New Loan Commitments And Financial Guarantees Originated [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on loan commitments and financial guarantees	3,159,203	3,212,040
Not credit-impaired [member] | Credit risk exposure (collectively assessed) [member] | Stage 2 [Member] | Expirations and repayments [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	(30,447,870)	(84,504,080)
Loss allowances on loan commitments and financial guarantees	(6,746,419)	(3,027,375)
Not credit-impaired [member] | Credit risk exposure (collectively assessed) [member] | Stage 2 [Member] | Write-offs [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	8	(16)
Loss allowances on loan commitments and financial guarantees		(16)
Not credit-impaired [member] | Credit risk exposure (collectively assessed) [member] | Stage 2 [Member] | Gain Of Control Over Subsidiaries [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income		298,762
Not credit-impaired [member] | Credit risk exposure (collectively assessed) [member] | Stage 2 [Member] | Foreign exchange [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	5,693,673	7,555,201
Loss allowances on loan commitments and financial guarantees	235,129	244,850
Not credit-impaired [member] | Credit risk exposure (collectively assessed) [member] | Stage 2 [Member] | Inflation adjustment [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	(12,221,786)	(16,320,425)
Loss allowances on loan commitments and financial guarantees	(1,820,204)	(1,565,248)
Not credit-impaired [member] | Credit risk exposure (collectively assessed) [member] | Stage 2 [Member] | Closing balance [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	72,389,938	46,865,496
Loss allowances on loan commitments and financial guarantees	4,793,759	6,429,186
Not credit-impaired [member] | Credit risk exposure (collectively assessed) [member] | Stage 2 [Member] | Other Adjustments [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income		(217,270)
Not credit-impaired [member] | Credit risk exposure (individually assessed) [member] | Stage 2 [Member] | Opening balance (under IFRS 9) [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	2,365,338	2,186,378
Loss allowances on loan commitments and financial guarantees	190,568	17,284
Not credit-impaired [member] | Credit risk exposure (individually assessed) [member] | Stage 2 [Member] | Transfers from Stage 1 to Stage 2 [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	130,244	774,015
Loss allowances on loan commitments and financial guarantees		90
Not credit-impaired [member] | Credit risk exposure (individually assessed) [member] | Stage 2 [Member] | Transfers from Stage 2 to Stage 1 [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	(40,271)	(164,390)
Loss allowances on loan commitments and financial guarantees	(125)	(99)
Not credit-impaired [member] | Credit risk exposure (individually assessed) [member] | Stage 2 [Member] | Transfers from Stage 1 or 2 to Stage 3 [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	(1,991,808)	(2,743,261)
Loss allowances on loan commitments and financial guarantees	(631)	(233)
Not credit-impaired [member] | Credit risk exposure (individually assessed) [member] | Stage 2 [Member] | Transfers from Stage 3 to Stage 1 or 2 [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	(1,415)	263,488
Loss allowances on loan commitments and financial guarantees	8	53
Not credit-impaired [member] | Credit risk exposure (individually assessed) [member] | Stage 2 [Member] | Changes without transfers between Stages [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	3,746,774	809,358
Loss allowances on loan commitments and financial guarantees	(119,029)	138,773
Not credit-impaired [member] | Credit risk exposure (individually assessed) [member] | Stage 2 [Member] | New financial assets originated [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	1,335,605	2,309,324
Not credit-impaired [member] | Credit risk exposure (individually assessed) [member] | Stage 2 [Member] | New Loan Commitments And Financial Guarantees Originated [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on loan commitments and financial guarantees	99,143	41,942
Not credit-impaired [member] | Credit risk exposure (individually assessed) [member] | Stage 2 [Member] | Expirations and repayments [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	(647,298)	(485,021)
Loss allowances on loan commitments and financial guarantees	(24,810)	(1,493)
Not credit-impaired [member] | Credit risk exposure (individually assessed) [member] | Stage 2 [Member] | Foreign exchange [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	555,724	437,098
Loss allowances on loan commitments and financial guarantees	10,931	4,497
Not credit-impaired [member] | Credit risk exposure (individually assessed) [member] | Stage 2 [Member] | Inflation adjustment [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	(1,201,302)	(1,021,651)
Loss allowances on loan commitments and financial guarantees	(53,984)	(10,246)
Not credit-impaired [member] | Credit risk exposure (individually assessed) [member] | Stage 2 [Member] | Closing balance [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	4,251,591	2,365,338
Loss allowances on loan commitments and financial guarantees	102,071	190,568
Credit-impaired [member] | Credit risk exposure (collectively assessed) [member] | Stage 3 [Member] | Opening balance (under IFRS 9) [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	5,426,432	4,075,713
Loss allowances on loan commitments and financial guarantees	44,527	34,114
Credit-impaired [member] | Credit risk exposure (collectively assessed) [member] | Stage 3 [Member] | Transfers from Stage 1 or 2 to Stage 3 [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	21,573,730	10,941,163
Loss allowances on loan commitments and financial guarantees	46,915	263,141
Credit-impaired [member] | Credit risk exposure (collectively assessed) [member] | Stage 3 [Member] | Transfers from Stage 3 to Stage 1 or 2 [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	(1,961,496)	(1,104,383)
Loss allowances on loan commitments and financial guarantees	(60,330)	(208,703)
Credit-impaired [member] | Credit risk exposure (collectively assessed) [member] | Stage 3 [Member] | Changes without transfers between Stages [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	(22,131,388)	530,495
Loss allowances on loan commitments and financial guarantees	(6,085)	(4,997)
Credit-impaired [member] | Credit risk exposure (collectively assessed) [member] | Stage 3 [Member] | New financial assets originated [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	26,004,670	1,187,132
Credit-impaired [member] | Credit risk exposure (collectively assessed) [member] | Stage 3 [Member] | New Loan Commitments And Financial Guarantees Originated [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on loan commitments and financial guarantees	2,323	13,300
Credit-impaired [member] | Credit risk exposure (collectively assessed) [member] | Stage 3 [Member] | Expirations and repayments [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	(14,423,361)	(3,267,584)
Loss allowances on loan commitments and financial guarantees	(13,662)	(35,108)
Credit-impaired [member] | Credit risk exposure (collectively assessed) [member] | Stage 3 [Member] | Write-offs [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	(4,308,513)	(5,112,765)
Loss allowances on loan commitments and financial guarantees	(55)	(64)
Credit-impaired [member] | Credit risk exposure (collectively assessed) [member] | Stage 3 [Member] | Gain Of Control Over Subsidiaries [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income		204,591
Credit-impaired [member] | Credit risk exposure (collectively assessed) [member] | Stage 3 [Member] | Foreign exchange [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	38,810	18,718
Credit-impaired [member] | Credit risk exposure (collectively assessed) [member] | Stage 3 [Member] | Inflation adjustment [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	(7,280,112)	(2,050,801)
Loss allowances on loan commitments and financial guarantees	(5,175)	(17,156)
Credit-impaired [member] | Credit risk exposure (collectively assessed) [member] | Stage 3 [Member] | Closing balance [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	2,938,772	5,426,432
Loss allowances on loan commitments and financial guarantees	8,458	44,527
Credit-impaired [member] | Credit risk exposure (collectively assessed) [member] | Stage 3 [Member] | Other Adjustments [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income		4,153
Credit-impaired [member] | Credit risk exposure (individually assessed) [member] | Stage 3 [Member] | Opening balance (under IFRS 9) [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	5,167,769	3,785,128
Loss allowances on loan commitments and financial guarantees	7	144
Credit-impaired [member] | Credit risk exposure (individually assessed) [member] | Stage 3 [Member] | Transfers from Stage 1 or 2 to Stage 3 [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	2,043,568	2,762,779
Loss allowances on loan commitments and financial guarantees	1,491	1,099
Credit-impaired [member] | Credit risk exposure (individually assessed) [member] | Stage 3 [Member] | Transfers from Stage 3 to Stage 1 or 2 [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	(37,570)	(1,086,420)
Loss allowances on loan commitments and financial guarantees	(398)	(65)
Credit-impaired [member] | Credit risk exposure (individually assessed) [member] | Stage 3 [Member] | Changes without transfers between Stages [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	(3,333,447)	(1,052,812)
Loss allowances on loan commitments and financial guarantees	(512)	(923)
Credit-impaired [member] | Credit risk exposure (individually assessed) [member] | Stage 3 [Member] | New financial assets originated [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	6,300,218	1,975,838
Credit-impaired [member] | Credit risk exposure (individually assessed) [member] | Stage 3 [Member] | Expirations and repayments [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	(3,738,346)	(856,155)
Loss allowances on loan commitments and financial guarantees	(35)
Credit-impaired [member] | Credit risk exposure (individually assessed) [member] | Stage 3 [Member] | Write-offs [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	(3,781,493)	(2,559)
Loss allowances on loan commitments and financial guarantees	(6)
Credit-impaired [member] | Credit risk exposure (individually assessed) [member] | Stage 3 [Member] | Foreign exchange [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	730,732	1,631,075
Credit-impaired [member] | Credit risk exposure (individually assessed) [member] | Stage 3 [Member] | Inflation adjustment [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	(853,731)	(1,989,105)
Loss allowances on loan commitments and financial guarantees	(53)	(248)
Credit-impaired [member] | Credit risk exposure (individually assessed) [member] | Stage 3 [Member] | Closing balance [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	2,497,700	5,167,769
Loss allowances on loan commitments and financial guarantees	$ 494	$ 7